Expense Example	Jun. 25, 2026 USD ($)
Invesco AMT-Free Municipal Income Fund | Invesco AMT-Free Municipal Income Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 528
Expense Example, with Redemption, 3 Years	748
Expense Example, with Redemption, 5 Years	985
Expense Example, with Redemption, 10 Years	1,664
Invesco AMT-Free Municipal Income Fund | Invesco AMT-Free Municipal Income Fund | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	285
Expense Example, with Redemption, 3 Years	573
Expense Example, with Redemption, 5 Years	985
Expense Example, with Redemption, 10 Years	1,938
Invesco AMT-Free Municipal Income Fund | Invesco AMT-Free Municipal Income Fund | Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	84
Expense Example, with Redemption, 3 Years	262
Expense Example, with Redemption, 5 Years	455
Expense Example, with Redemption, 10 Years	1,014
Invesco AMT-Free Municipal Income Fund | Invesco AMT-Free Municipal Income Fund | Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	78
Expense Example, with Redemption, 3 Years	243
Expense Example, with Redemption, 5 Years	422
Expense Example, with Redemption, 10 Years	942
Invesco California Municipal Fund | Invesco California Municipal Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	544
Expense Example, with Redemption, 3 Years	796
Expense Example, with Redemption, 5 Years	1,067
Expense Example, with Redemption, 10 Years	1,840
Invesco California Municipal Fund | Invesco California Municipal Fund | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	300
Expense Example, with Redemption, 3 Years	618
Expense Example, with Redemption, 5 Years	1,062
Expense Example, with Redemption, 10 Years	2,101
Invesco California Municipal Fund | Invesco California Municipal Fund | Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	99
Expense Example, with Redemption, 3 Years	309
Expense Example, with Redemption, 5 Years	536
Expense Example, with Redemption, 10 Years	1,190
Invesco California Municipal Fund | Invesco California Municipal Fund | Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	93
Expense Example, with Redemption, 3 Years	290
Expense Example, with Redemption, 5 Years	504
Expense Example, with Redemption, 10 Years	1,120
INVESCO HIGH YIELD MUNICIPAL FUND | INVESCO HIGH YIELD MUNICIPAL FUND | CLASS A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	550
Expense Example, with Redemption, 3 Years	814
Expense Example, with Redemption, 5 Years	1,097
Expense Example, with Redemption, 10 Years	1,905
INVESCO HIGH YIELD MUNICIPAL FUND | INVESCO HIGH YIELD MUNICIPAL FUND | CLASS C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	305
Expense Example, with Redemption, 3 Years	634
Expense Example, with Redemption, 5 Years	1,088
Expense Example, with Redemption, 10 Years	2,158
INVESCO HIGH YIELD MUNICIPAL FUND | INVESCO HIGH YIELD MUNICIPAL FUND | CLASS Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	105
Expense Example, with Redemption, 3 Years	328
Expense Example, with Redemption, 5 Years	569
Expense Example, with Redemption, 10 Years	1,259
INVESCO HIGH YIELD MUNICIPAL FUND | INVESCO HIGH YIELD MUNICIPAL FUND | Class R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	315
Expense Example, with Redemption, 5 Years	547
Expense Example, with Redemption, 10 Years	1,213
INVESCO HIGH YIELD MUNICIPAL FUND | INVESCO HIGH YIELD MUNICIPAL FUND | Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	315
Expense Example, with Redemption, 5 Years	547
Expense Example, with Redemption, 10 Years	1,213
INVESCO INTERMEDIATE TERM MUNICIPAL INCOME FUND | INVESCO INTERMEDIATE TERM MUNICIPAL INCOME FUND | CLASS A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	328
Expense Example, with Redemption, 3 Years	493
Expense Example, with Redemption, 5 Years	672
Expense Example, with Redemption, 10 Years	1,192
INVESCO INTERMEDIATE TERM MUNICIPAL INCOME FUND | INVESCO INTERMEDIATE TERM MUNICIPAL INCOME FUND | CLASS C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	256
Expense Example, with Redemption, 3 Years	483
Expense Example, with Redemption, 5 Years	834
Expense Example, with Redemption, 10 Years	1,621
INVESCO INTERMEDIATE TERM MUNICIPAL INCOME FUND | INVESCO INTERMEDIATE TERM MUNICIPAL INCOME FUND | CLASS Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	54
Expense Example, with Redemption, 3 Years	170
Expense Example, with Redemption, 5 Years	296
Expense Example, with Redemption, 10 Years	665
INVESCO INTERMEDIATE TERM MUNICIPAL INCOME FUND | INVESCO INTERMEDIATE TERM MUNICIPAL INCOME FUND | Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	49
Expense Example, with Redemption, 3 Years	154
Expense Example, with Redemption, 5 Years	269
Expense Example, with Redemption, 10 Years	604
Invesco Limited Term California Municipal Fund | Invesco Limited Term California Municipal Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	329
Expense Example, with Redemption, 3 Years	496
Expense Example, with Redemption, 5 Years	678
Expense Example, with Redemption, 10 Years	1,203
Invesco Limited Term California Municipal Fund | Invesco Limited Term California Municipal Fund | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	257
Expense Example, with Redemption, 3 Years	486
Expense Example, with Redemption, 5 Years	839
Expense Example, with Redemption, 10 Years	1,632
Invesco Limited Term California Municipal Fund | Invesco Limited Term California Municipal Fund | Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	55
Expense Example, with Redemption, 3 Years	173
Expense Example, with Redemption, 5 Years	302
Expense Example, with Redemption, 10 Years	677
Invesco Limited Term California Municipal Fund | Invesco Limited Term California Municipal Fund | Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	49
Expense Example, with Redemption, 3 Years	154
Expense Example, with Redemption, 5 Years	269
Expense Example, with Redemption, 10 Years	604
Invesco Limited Term Municipal Income Fund | Invesco Limited Term Municipal Income Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	309
Expense Example, with Redemption, 3 Years	434
Expense Example, with Redemption, 5 Years	571
Expense Example, with Redemption, 10 Years	969
Invesco Limited Term Municipal Income Fund | Invesco Limited Term Municipal Income Fund | Class A2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	134
Expense Example, with Redemption, 3 Years	208
Expense Example, with Redemption, 5 Years	289
Expense Example, with Redemption, 10 Years	526
Invesco Limited Term Municipal Income Fund | Invesco Limited Term Municipal Income Fund | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	236
Expense Example, with Redemption, 3 Years	425
Expense Example, with Redemption, 5 Years	734
Expense Example, with Redemption, 10 Years	1,406
Invesco Limited Term Municipal Income Fund | Invesco Limited Term Municipal Income Fund | Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	35
Expense Example, with Redemption, 3 Years	109
Expense Example, with Redemption, 5 Years	191
Expense Example, with Redemption, 10 Years	431
Invesco Limited Term Municipal Income Fund | Invesco Limited Term Municipal Income Fund | Class R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	37
Expense Example, with Redemption, 3 Years	116
Expense Example, with Redemption, 5 Years	202
Expense Example, with Redemption, 10 Years	456
Invesco Limited Term Municipal Income Fund | Invesco Limited Term Municipal Income Fund | Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	29
Expense Example, with Redemption, 3 Years	90
Expense Example, with Redemption, 5 Years	157
Expense Example, with Redemption, 10 Years	356
INVESCO MUNICIPAL INCOME FUND | INVESCO MUNICIPAL INCOME FUND | CLASS A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	533
Expense Example, with Redemption, 3 Years	763
Expense Example, with Redemption, 5 Years	1,011
Expense Example, with Redemption, 10 Years	1,719
INVESCO MUNICIPAL INCOME FUND | INVESCO MUNICIPAL INCOME FUND | CLASS C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	289
Expense Example, with Redemption, 3 Years	585
Expense Example, with Redemption, 5 Years	1,006
Expense Example, with Redemption, 10 Years	1,984
INVESCO MUNICIPAL INCOME FUND | INVESCO MUNICIPAL INCOME FUND | CLASS Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	88
Expense Example, with Redemption, 3 Years	274
Expense Example, with Redemption, 5 Years	477
Expense Example, with Redemption, 10 Years	1,061
INVESCO MUNICIPAL INCOME FUND | INVESCO MUNICIPAL INCOME FUND | Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	318
Expense Example, with Redemption, 5 Years	552
Expense Example, with Redemption, 10 Years	1,225
INVESCO MUNICIPAL INCOME FUND | INVESCO MUNICIPAL INCOME FUND | Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	83
Expense Example, with Redemption, 3 Years	259
Expense Example, with Redemption, 5 Years	450
Expense Example, with Redemption, 10 Years	1,002
Invesco New Jersey Municipal Fund | Invesco New Jersey Municipal Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	538
Expense Example, with Redemption, 3 Years	778
Expense Example, with Redemption, 5 Years	1,036
Expense Example, with Redemption, 10 Years	1,774
Invesco New Jersey Municipal Fund | Invesco New Jersey Municipal Fund | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	284
Expense Example, with Redemption, 3 Years	569
Expense Example, with Redemption, 5 Years	980
Expense Example, with Redemption, 10 Years	1,956
Invesco New Jersey Municipal Fund | Invesco New Jersey Municipal Fund | Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	93
Expense Example, with Redemption, 3 Years	290
Expense Example, with Redemption, 5 Years	504
Expense Example, with Redemption, 10 Years	1,120
Invesco New Jersey Municipal Fund | Invesco New Jersey Municipal Fund | Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	271
Expense Example, with Redemption, 5 Years	471
Expense Example, with Redemption, 10 Years	1,049
Invesco Pennsylvania Municipal Fund | Invesco Pennsylvania Municipal Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	548
Expense Example, with Redemption, 3 Years	808
Expense Example, with Redemption, 5 Years	1,087
Expense Example, with Redemption, 10 Years	1,883
Invesco Pennsylvania Municipal Fund | Invesco Pennsylvania Municipal Fund | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	295
Expense Example, with Redemption, 3 Years	603
Expense Example, with Redemption, 5 Years	1,037
Expense Example, with Redemption, 10 Years	2,072
Invesco Pennsylvania Municipal Fund | Invesco Pennsylvania Municipal Fund | Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	104
Expense Example, with Redemption, 3 Years	325
Expense Example, with Redemption, 5 Years	563
Expense Example, with Redemption, 10 Years	1,248
Invesco Pennsylvania Municipal Fund | Invesco Pennsylvania Municipal Fund | Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	303
Expense Example, with Redemption, 5 Years	525
Expense Example, with Redemption, 10 Years	1,166
Invesco Rochester AMT-Free New York Municipal Fund | Invesco Rochester AMT-Free New York Municipal Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	532
Expense Example, with Redemption, 3 Years	760
Expense Example, with Redemption, 5 Years	1,005
Expense Example, with Redemption, 10 Years	1,708
Invesco Rochester AMT-Free New York Municipal Fund | Invesco Rochester AMT-Free New York Municipal Fund | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	289
Expense Example, with Redemption, 3 Years	585
Expense Example, with Redemption, 5 Years	1,006
Expense Example, with Redemption, 10 Years	1,981
Invesco Rochester AMT-Free New York Municipal Fund | Invesco Rochester AMT-Free New York Municipal Fund | Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	88
Expense Example, with Redemption, 3 Years	274
Expense Example, with Redemption, 5 Years	477
Expense Example, with Redemption, 10 Years	1,061
Invesco Rochester AMT-Free New York Municipal Fund | Invesco Rochester AMT-Free New York Municipal Fund | Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	83
Expense Example, with Redemption, 3 Years	259
Expense Example, with Redemption, 5 Years	450
Expense Example, with Redemption, 10 Years	1,002
Invesco Rochester Limited Term New York Municipal Fund | Invesco Rochester Limited Term New York Municipal Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	327
Expense Example, with Redemption, 3 Years	490
Expense Example, with Redemption, 5 Years	667
Expense Example, with Redemption, 10 Years	1,180
Invesco Rochester Limited Term New York Municipal Fund | Invesco Rochester Limited Term New York Municipal Fund | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	255
Expense Example, with Redemption, 3 Years	480
Expense Example, with Redemption, 5 Years	829
Expense Example, with Redemption, 10 Years	1,610
Invesco Rochester Limited Term New York Municipal Fund | Invesco Rochester Limited Term New York Municipal Fund | Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	53
Expense Example, with Redemption, 3 Years	167
Expense Example, with Redemption, 5 Years	291
Expense Example, with Redemption, 10 Years	653
Invesco Rochester Limited Term New York Municipal Fund | Invesco Rochester Limited Term New York Municipal Fund | Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	49
Expense Example, with Redemption, 3 Years	154
Expense Example, with Redemption, 5 Years	269
Expense Example, with Redemption, 10 Years	604
Invesco Rochester Municipal Opportunities Fund | Invesco Rochester Municipal Opportunities Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	559
Expense Example, with Redemption, 3 Years	840
Expense Example, with Redemption, 5 Years	1,143
Expense Example, with Redemption, 10 Years	2,001
Invesco Rochester Municipal Opportunities Fund | Invesco Rochester Municipal Opportunities Fund | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	305
Expense Example, with Redemption, 3 Years	634
Expense Example, with Redemption, 5 Years	1,088
Expense Example, with Redemption, 10 Years	2,181
Invesco Rochester Municipal Opportunities Fund | Invesco Rochester Municipal Opportunities Fund | Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	114
Expense Example, with Redemption, 3 Years	356
Expense Example, with Redemption, 5 Years	617
Expense Example, with Redemption, 10 Years	1,363
Invesco Rochester Municipal Opportunities Fund | Invesco Rochester Municipal Opportunities Fund | Class R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	107
Expense Example, with Redemption, 3 Years	334
Expense Example, with Redemption, 5 Years	579
Expense Example, with Redemption, 10 Years	1,283
Invesco Rochester Municipal Opportunities Fund | Invesco Rochester Municipal Opportunities Fund | Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	107
Expense Example, with Redemption, 3 Years	334
Expense Example, with Redemption, 5 Years	579
Expense Example, with Redemption, 10 Years	1,283
Invesco Rochester New York Municipals Fund | Invesco Rochester New York Municipals Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	537
Expense Example, with Redemption, 3 Years	775
Expense Example, with Redemption, 5 Years	1,031
Expense Example, with Redemption, 10 Years	1,763
Invesco Rochester New York Municipals Fund | Invesco Rochester New York Municipals Fund | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	294
Expense Example, with Redemption, 3 Years	600
Expense Example, with Redemption, 5 Years	1,032
Expense Example, with Redemption, 10 Years	2,035
Invesco Rochester New York Municipals Fund | Invesco Rochester New York Municipals Fund | Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	93
Expense Example, with Redemption, 3 Years	290
Expense Example, with Redemption, 5 Years	504
Expense Example, with Redemption, 10 Years	1,120
Invesco Rochester New York Municipals Fund | Invesco Rochester New York Municipals Fund | Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	88
Expense Example, with Redemption, 3 Years	274
Expense Example, with Redemption, 5 Years	477
Expense Example, with Redemption, 10 Years	$ 1,061